Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	6.95%	7.79%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Prospectus [Line Items]
Average Annual Return, Percent	17.55%	6.72%	6.96%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Prospectus [Line Items]
Average Annual Return, Percent	17.97%	7.04%	7.25%